Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Parenthetical) (Details) $ in Millions	Mar. 31, 2022 USD ($)
Reconciliation Of Changes In Property Plant And Equipment [Abstract]
Gross book value of assets retired	$ 43